DEFERRED REVENUES (Details) (USD $)	9 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Advance payment received	$ 200,000	$ 200,000
Total revenue recognized as of March 31, 2012		(21,109)
Revenue recognized nine months ended December 31, 2012	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	168,891	178,891
Current Portion of Deferred Revenues as of Current Balance Sheet Date	13,333	13,333	13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	$ 155,556	$ 165,558	$ 178,890